Other operating income/(expense) - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income expense [line items]
Disposal of businesses and assets	£ 591	£ 2,779	£ 541
Fair value remeasurements on contingent consideration	(1,058)	(1,286)	£ (92)
Gains on embedded derivative		240
Loss on sale of business		476
Consumer Healthcare [member] | Horlicks [Member]
Disclosure of other operating income expense [line items]
Disposal of businesses and assets		£ 2,815
Vaccines business acquisition [member] | Novartis [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	27
Shionogi ViiV healthcare joint venture [member]
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	£ 1,026